UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	The High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2007

Date of reporting period:	5/31/2007

Item 1.	Schedule of Investments

The High Yield Income Fund, Inc.

Schedule of Investments

May 31, 2007 (Unaudited)

	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 127.0%
CORPORATE BONDS 125.6%

Aerospace/Defense 4.0%
DRS Technologies, Inc.,
Gtd. Notes	B1		6.625%	2/1/16	$200		$201,500
Gtd. Notes	B3		7.625	2/1/18	150		155,438
Esterline Technologies Corp.,
Sr. Sub Notes	B1		7.75	6/15/13	300		309,750
Hawker Beechcraft Acquisition Co. LLC,
Sr. Notes	B3		8.50	4/1/15	325	(h)	342,875
K&F Acquisition, Inc.,
Gtd. Notes	Caa1		7.75	11/15/14	150		159,750
L-3 Communications Corp.,
Gtd. Notes, Ser. B	Ba3		6.375	10/15/15	150		149,625
Gtd. Notes	Ba3		7.625	6/15/12	500		517,499
Moog, Inc., Sr. Sub. Notes	Ba3		6.25	1/15/15	300		300,000
Sequa Corp., Sr. Notes, Ser. B	B2		8.875	4/1/08	300		305,625
Standard Aerospace Holdings, Inc., Gtd. Notes	Caa1		8.25	9/1/14	45		48,488
TransDigm, Inc., Sr. Sub. Notes	B3		7.75	7/15/14	150	(h)	156,000

							2,646,550

Airlines 0.3%
AMR Corp., M.T.N., Notes, Ser. B	CCC+	(d)	10.40	3/10/11	100		102,500
Continental Airlines, Inc.,
Pass-Thru Certs., Ser. 1998-1, Class B
(Sinkable, expected maturity 3/15/17)	Ba2		6.748	9/15/18	84		82,693

							185,193

Automotive 4.7%
Ford Motor Credit Co.,
Notes	B1		7.875	6/15/10	1,305		1,317,585
Sr. Notes	B1		9.875	8/10/11	200		214,241
General Motors Corp.,
Notes	Caa1		7.20	1/15/11	1,085		1,041,600
Sr. Notes	Caa1		7.125	7/15/13	50		46,875
General Motors Nova Scotia Finance Co. (Canada),
Gtd. Notes	Caa1		6.85	10/15/08	225	(c)	223,594
Lear Corp., Gtd. Notes, Ser. B	B3		8.75	12/1/16	170		163,200
Visteon Corp., Sr. Notes	Caa2		7.00	3/10/14	135		118,800

							3,125,895

Banking 0.6%
Halyk Savings Bank of Kazakhstan (Kazakhstan),
Notes (cost $101,750; purchased 10/22/04)	Baa2		8.125	10/7/09	100	(c)(g)(h)	104,770
Kazkommerts International BV (Netherlands),
Gtd. Notes	Baa1		7.00	11/3/09	105	(c)(h)	105,903
Gtd. Notes	Baa1		8.50	4/16/13	205	(c)(h)	213,200

							423,873

Building Materials & Construction 1.6%
Beazer Homes USA, Inc., Gtd. Notes	Ba2	8.625	5/15/11	110		110,825
Goodman Global Holdings, Inc., Sr. Notes, Ser. B	B1	8.36	6/15/12	122	(i)	123,373
K Hovnanian Enterprises Inc., Gtd. Notes	Ba3	7.50	5/15/16	170		165,750
KB Home,
Notes	Ba1	6.375	8/15/11	150		148,500
Sr. Sub. Notes	Ba2	8.625	12/15/08	160		164,600
Nortek, Inc., Sr. Sub. Notes	B3	8.50	9/1/14	350		347,375

						1,060,423

Cable 5.5%
Callahan Nordrhein-Westfalen (Germany),
Sr. Disc.Notes	NR	Zero	7/15/10	500	(a)(c)(f)	5
Charter Communications Holdings I LLC,
Gtd. Notes	Caa3	10.00	5/15/14	99		95,040
Gtd. Notes	NR	11.00	10/1/15	4		4,340
Gtd. Notes	Caa3	11.125	1/15/14	198		196,020
Gtd. Notes	Caa3	11.75	5/15/14	500		504,999
Sec’d. Notes	Caa2	11.00	10/1/15	400		435,000
Charter Communications Holdings II LLC,
Gtd. Notes	NR	10.25	10/1/13	88		97,680
Sr. Notes	Caa2	10.25	9/15/10	325		346,125
Sr. Notes, Series B	Caa2	10.25	9/15/10	250		265,625
CSC Holdings, Inc.,
Debs.	B2	7.625	7/15/18	100		100,500
Debs.	B2	7.875	2/15/18	50		50,875
Debs., Ser. B	B2	8.125	8/15/09	100		103,625
Sr. Notes	B2	7.875	12/15/07	350		353,938
Sr. Notes, Ser. B	B2	7.625	4/1/11	25		25,625
Sr. Notes, Ser. B	B2	8.125	7/15/09	400		414,500
Mediacom Broadband LLC, Sr. Notes	B3	8.50	10/15/15	125	(h)	129,688
Mediacom LLC, Sr. Notes	B3	9.50	1/15/13	25		25,813
NTL Cable PLC (United Kingdom), Sr. Notes	B2	9.125	8/15/16	400	(c)	435,000
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.375	12/15/15	100	(c)	98,750

						3,683,148

Capital Goods 9.2%
ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	75		75,188
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B1	9.25	9/1/12	167		175,768
Sec’d. Notes, Ser. B	B1	5.75	2/15/11	450		442,687
Sr. Notes	B1	7.25	3/15/15	95		98,088
Ashtead Capital, Inc., Notes	B3	9.00	8/15/16	275	(h)	297,688
Avis Budget Car Rental LLC, Sr. Notes	Ba3	7.625	5/15/14	105	(h)	108,938
Baldor Electric Co., Gtd. Notes	B3	8.625	2/15/17	175		188,125
Blount, Inc., Sr. Sub Notes	B2	8.875	8/1/12	425		441,999
Case New Holland, Inc., Gtd. Notes	Ba3	9.25	8/1/11	200		210,000
Columbus McKinnon Corp., Sr. Sub. Notes	B2	8.875	11/1/13	300		321,000
Hertz Corp., Gtd. Notes	B1	8.875	1/1/14	495		532,743
Invensys PLC (United Kingdom), Sr. Notes	B2	9.875	3/15/11	18	(c)(h)	19,350
JohnsonDiversey Holdings, Inc., Disc. Notes,	Caa1	10.67	5/15/13	210		218,400

JohnsonDiversey, Inc., Gtd. Notes, Ser. B	B3	9.625	5/15/12	75		78,375
Manitowoc Co., Inc., (The), Gtd. Notes	B2	10.50	8/1/12	260		274,950
Mobile Mini, Inc., Sr. Notes	B1	6.875	5/1/15	375	(h)	374,531
Mueller Water Products, Inc., Sr. Sub. Notes	B3	7.375	6/1/17	250	(h)	252,686
RBS Global, Inc. & Rexnord Corp., Gtd. Notes	B3	9.50	8/1/14	400		429,999
Rental Service Corp., Bonds	Caa1	9.50	12/1/14	250	(h)	268,750
Stena AB (Sweden), Sr. Notes	Ba3	7.50	11/1/13	275	(c)	280,844
Terex Corp., Gtd. Notes	B1	7.375	1/15/14	275		286,688
United Rentals North America, Inc.,
Sr. Sub. Notes	B3	7.75	11/15/13	400		414,999
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875	5/1/14	350		352,188

						6,143,984

Chemicals 6.1%
Equistar Chemical Funding LP,
Gtd. Notes	B1	10.125	9/1/08	215		226,288
Sr. Notes	B1	10.625	5/1/11	85		89,675
Equistar Chemicals LP, Notes	B1	8.75	2/15/09	251		261,668
Huntsman LLC, Gtd. Notes	Ba1	11.625	10/15/10	611		656,824
Ineos Group Holdings PLC (United Kingdom),
Sr. Sub. Notes	B2	8.50	2/15/16	75	(c)(h)	75,469
Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	730		793,874
Lyondell Chemical Co.,
Gtd. Notes	B1	6.875	6/15/17	100		100,125
Gtd. Notes	B1	8.25	9/15/16	250		270,625
Gtd. Notes	Ba2	10.50	6/1/13	224		244,720
MacDermid, Inc., Sr. Sub. Notes	Caa1	9.50	4/15/17	300	(h)	316,500
Momentive Performance Materials, Inc.,
Sr. Notes	B3	9.75	12/1/14	225	(h)	235,125
Mosaic Co. (The),
Sr. Notes	B1	7.375	12/1/14	125	(h)	130,313
Sr. Notes	B1	7.625	12/1/16	125	(h)	132,813
Nalco Co.,
Sr. Notes	B1	7.75	11/15/11	275		284,625
Sr. Sub. Notes	B3	8.875	11/15/13	100		107,250
Rhodia SA (France), Sr. Sub. Notes	B3	8.875	6/1/11	113	(c)	118,015

						4,043,909

Consumer 3.4%
Levi Strauss & Co., Sr. Unsub. Notes	B2	9.75	1/15/15	200		217,250
Mac-Gray Corp., Sr. Notes	B2	7.625	8/15/15	150		152,250
Playtex Products, Inc.,
Gtd. Notes	Caa1	9.375	6/1/11	350		360,938
Sec’d. Notes	Ba3	8.00	3/1/11	15		15,638
Realogy Corp.,
Sr. Notes	Caa1	10.50	4/15/14	100	(h)	100,375
Sr. Notes, PIK	Caa1	11.00	4/15/14	200	(h)	199,000
Sr. Sub. Notes	Caa2	12.375	4/15/15	825	(h)	804,374
Service Corp. International, Inc., Sr. Notes	B1	7.375	10/1/14	350		362,688
TDS Investor Corp., Sr. Sub. Notes	Caa1	11.875	9/1/16	60	(h)	67,650

						2,280,163

Electric 9.7%
AES Corp.,
Sec’d. Notes	Ba3	8.75	5/15/13	90	(h)	95,513
Sr. Notes	B1	9.50	6/1/09	75		79,781
Sr. Notes	B1	9.375	9/15/10	700		766,500
AES Eastern Energy LP,
Pass-Through Cert., Ser. 1999-A	Ba1	9.00	1/2/17	199		221,631
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	10		10,920
CMS Energy Corp.,
Sr. Notes	Ba3	7.50	1/15/09	120		123,117
Sr. Notes	Ba3	8.50	4/15/11	200		217,326
Dynegy Holdings, Inc.,
Debs.	B2	7.125	5/15/18	50		47,625
Sr. Notes	B2	6.875	4/1/11	75		75,281
Sr. Notes	B2	7.50	6/1/15	175	(h)	173,688
Sr. Unsec’d. Notes	B2	8.375	5/1/16	255		264,881
Edison Mission Energy,
Sr. Notes	B1	7.625	5/15/27	800	(h)	809,999
Sr. Unsec’d. Notes	B1	7.75	6/15/16	225		234,000
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/1/19	131		142,734
Midwest Generation LLC,
Pass-Thru Certs., Ser. A	Ba2	8.30	7/2/09	164		168,042
Pass-Thru Certs., Ser. B	Ba2	8.56	1/2/16	33		36,564
Mirant Americas Generation LLC,
Sr. Unsec’d. Notes	Caa1	8.30	5/1/11	100		106,500
Mirant Corp.	NR	7.40	7/15/04	75	(a)(f)(h)	5,625
Mirant North America LLC, Gtd. Notes	B2	7.375	12/31/13	385		407,138
NRG Energy Inc.,
Gtd. Notes	B1	7.375	2/1/16	550		570,625
Gtd. Notes	B1	7.375	1/15/17	325		337,594
NSG Holdings LLC, Sec’d. Notes	Ba2	7.75	12/15/25	475	(h)	499,938
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	370		425,963
Reliant Energy, Inc., Sec’d. Notes	B2	9.50	7/15/13	220		238,425
Sierra Pacific Resources, Inc., Sr. Notes	B1	8.625	3/15/14	95		102,064
TXU Corp.,
Sr. Notes, Ser. P	Ba1	5.55	11/15/14	50		44,376
Sr. Notes, Ser. Q	Ba1	6.50	11/15/24	150		128,711
UtiliCorp Canada Finance Corp. (Canada),
Gtd. Notes	B2	7.75	6/15/11	115	(c)	123,132

						6,457,693

Energy-Other 6.4%
Chesapeake Energy Corp.,
Gtd. Notes	Ba2	6.50	8/15/17	130		128,700
Sr. Notes	Ba2	6.375	6/15/15	200		200,000
Sr. Notes	Ba2	6.875	1/15/16	180		182,700
Sr. Notes	Ba2	7.00	8/15/14	150		154,500
Compagnie Generale de Geophysique-Veritas
(France), Gtd. Notes	Ba3	7.50	5/15/15	360	(c)	376,649
Compton Petroleum Finance Corp. (Canada),
Gtd. Notes	B2	7.625	12/1/13	100	(c)	101,000
Forest Oil Corp.,
Sr. Notes	B1	8.00	6/15/08	100		102,000
Sr. Notes	B1	8.00	6/15/12	95		99,750
Hanover Equipment Trust,
Sec’d. Notes, Ser. A	Ba3	8.50	9/1/08	43		43,108
Sec’d. Notes, Ser. B	Ba3	8.75	9/1/11	125		129,063
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	100		101,000

Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	75		75,374
Sr. Sub. Notes	Ba3	6.625	9/1/16	475		402,000
OPTI Canada, Inc. (Canada), Gtd. Notes	B1	8.25	12/15/14	200	(c)(h)	212,500
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	270		291,599
PetroHawk Energy Corp., Gtd. Notes	B3	9.125	7/15/13	250		268,750
Petroplus Finance Ltd. (Bermuda),
Gtd. Notes	B1	6.75	5/1/14	150	(c)(h)	150,188
Gtd. Notes	B1	7.00	5/1/17	75	(c)(h)	75,563
Pioneer Natural Resource Co.,
Sr. Notes	Ba1	5.875	7/15/16	40		36,695
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	275		266,492
Plains Exploration & Production Co.,
Gtd. Notes	Ba3	7.00	3/15/17	410		407,949
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	75		77,250
Swift Energy Co., Gtd. Notes	B1	7.125	6/1/17	225		222,188
Tesoro Corp.,
Gtd. Notes	Ba1	6.25	11/1/12	15		15,038
Gtd. Notes	Ba1	6.625	11/1/15	50		50,688
Sr. Notes	Ba1	6.50	6/1/17	100	(h)	100,125

						4,270,869

Foods 3.4%
Ahold Finance USA Inc.,
Gtd Notes	Ba1	6.875	5/1/29	75		76,707
Notes	Ba1	8.25	7/15/10	75		80,855
Alberton’s, Inc.,
Debs.	B1	7.45	8/1/29	275		277,194
Debs.	B1	8.70	5/1/30	100		112,371
Aramark Corp.,
Sr. Notes	B3	8.50	2/1/15	250	(h)	262,813
Sr. Notes	B3	8.856	2/1/15	200	(h)(i)	206,250
Carrols Corp., Gtd. Notes	Caa1	9.00	1/15/13	175		180,250
Dean Foods Co., Gtd. Notes	B1	7.00	6/1/16	45		44,888
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	100		105,000
Dole Food Co., Inc.,
Gtd. Notes	Caa1	7.25	6/15/10	100		99,000
Sr. Notes	Caa1	8.625	5/1/09	35		35,700
National Beef Packing Co. LLC, Sr. Notes	Caa1	10.50	8/1/11	150		157,875
Pilgrim’s Pride Corp.,
Gtd. Notes	B1	9.625	9/15/11	75		78,000
Sr. Unsec’d. Notes	B1	7.625	5/1/15	100		102,750
Stater Brothers Holdings, Inc.,
Sr. Notes	B2	7.75	4/15/15	225	(h)	234,000
Sr. Notes	B2	8.125	6/15/12	100		104,000
Supervalu, Inc., Sr. Notes	B1	7.50	11/15/14	100		105,000

						2,262,653

Gaming 7.2%
Boyd Gaming Corp., Sr. Sub. Notes	Ba3	6.75	4/15/14	60		60,525
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1	8.125	5/15/11	135		142,931
CCM Merger, Inc., Notes	B3	8.00	8/1/13	450	(h)	460,125
Fountainebleau Las Vegas Holdings LLC,
Mortgage Backed	Caa1	10.25	6/15/15	175	(h)	180,250
Harrah’s Operating Co. Inc.,

Gtd. Notes	Baa3	5.375	12/15/13	25		22,250
Gtd. Notes	Baa3	5.50	7/1/10	150		147,375
Gtd. Notes	Baa3	5.625	6/1/15	375		318,750
Notes	Baa3	6.50	6/1/16	25		22,094
Isle of Capri Casinos, Inc., Gtd. Notes	B1	9.00	3/15/12	185		193,325
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	250		258,750
Sr. Sub. Notes	B1	9.375	2/15/10	100		107,250
MGM Mirage, Inc.,
Gtd. Notes	Ba2	6.875	4/1/16	225		215,438
Gtd. Notes	Ba2	7.50	6/1/16	300		295,500
Gtd. Notes	Ba2	7.625	1/15/17	100		98,750
Gtd. Notes	B1	9.75	6/1/07	480		480,039
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba2	7.125	8/15/14	50		50,625
Sr. Sub. Notes	Ba2	8.00	4/1/12	175		182,219
Sr. Sub. Notes	Ba2	8.375	7/1/11	850	(f)	875,499
Snoqualmie Entertainment Authority, Sr. Notes	B3	9.15	2/1/14	100	(h)(i)	102,250
Station Casinos, Inc.,
Sr. Notes	Ba2	6.00	4/1/12	215		208,550
Sr. Sub. Notes	Ba3	6.50	2/1/14	75		69,469
Sr. Unsec’d. Notes	Ba2	7.75	8/15/16	150		154,875
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50	6/1/15	150		153,563

						4,800,402

Healthcare & Pharmaceutical 11.6%
Accellent, Inc., Gtd. Notes	Caa2	10.50	12/1/13	450		464,063
Advanced Medical Optics, Inc., Sr. Sub. Notes	B1	7.50	5/1/17	110	(h)	108,488
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	200		196,500
Concentra Operating Corp., Gtd. Notes	B3	9.50	8/15/10	942		989,099
Elan Finance PLC (Ireland), Gtd. Notes	B3	9.36	11/15/11	103	(c)(i)	105,060
Fisher Scientific International, Inc.,
Sr. Sub. Notes	Baa3	6.125	7/1/15	150		149,237
Fresenius Medical Care Capital Trust II,
Gtd. Notes	B1	7.875	2/1/08	500		506,875
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa1	10.25	6/1/14	150		162,750
HCA, Inc.,
Debs.	Caa1	7.50	11/15/95	100		82,308
Sec’d. Notes	B2	9.25	11/15/16	775	(h)	849,593
Sec’d Notes, PIK	B2	9.625	11/15/16	1,100	(h)	1,212,749
Inverness Medical Innovations, Inc.,
Sr. Sub. Notes	Caa1	8.75	2/15/12	205		217,300
Mylan Laboratories, Inc., Gtd. Notes	Ba1	6.375	8/15/15	75		77,813
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	4/1/14	50		51,125
Omnicare, Inc.,
Sr. Sub. Notes	Ba3	6.125	6/1/13	125		119,688
Sr. Sub. Notes	Ba3	6.875	12/15/15	100		98,500
PTS Acquisition Corp., Sr. Notes, PIK	Caa1	9.50	4/15/15	325	(h)	333,938
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	300		307,500
Select Medical Corp., Gtd. Notes	B3	7.625	2/1/15	45		41,625
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	405		441,450
Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00	1/15/14	455	(h)	513,013
Sun Healthcare Group, Inc., Sr. Sub. Notes	B3	9.125	4/15/15	500	(h)	525,000
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75	2/01/15	161		170,861

						7,724,535

Lodging 1.9%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50	6/1/11	225		240,188
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	100		104,500
Host Marriott LP,
Gtd. Notes, Ser. Q	Ba1	6.75	6/1/16	325		329,469
Sr. Notes	Ba1	7.125	11/1/13	400		409,999
Sr. Notes, Ser. M	Ba1	7.00	8/15/12	200		203,500

						1,287,656

Media & Entertainment 9.8%
AMC Entertainment, Inc.,
Gtd. Notes	B3	11.00	2/1/16	50		57,063
Sr. Sub. Notes	B3	8.00	3/1/14	100		103,250
Cinemark, Inc., Sr. Disc. Notes (Zero Coupon until 3/15/09)	B3	Zero	3/15/14	225		207,844
Clear Channel Communications, Inc.,
Debs.	Baa3	6.875	6/15/18	25		22,604
Sr. Notes	Baa3	5.50	9/15/14	150		130,475
Sr. Notes	Baa3	5.75	1/15/13	250		227,337
Dex Media East LLC, Gtd. Notes	B2	12.125	11/15/12	406		440,509
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B2	9.875	8/15/13	415		450,793
Dex Media, Inc., Notes	B3	8.00	11/15/13	165		172,425
DirecTV Holdings LLC,
Gtd. Notes	Ba3	6.375	6/15/15	25		24,250
Sr. Notes	Ba3	8.375	3/15/13	150		158,250
Echostar DBS Corp.,
Gtd. Notes	Ba3	7.00	10/1/13	75		76,781
Gtd. Notes	Ba3	6.625	10/1/14	75		75,000
Gtd. Notes	Ba3	7.125	2/1/16	475		487,468
Sr. Notes	Ba3	6.375	10/1/11	75		75,281
Idearc, Inc., Sr. Notes	B2	8.00	11/15/16	150	(h)	155,438
Intelsat Bermuda Ltd. (Bermuda),
Gtd. Notes	B2	9.25	6/15/16	175	(c)	193,813
Sr. Unsec’d. Notes	Caa1	11.25	6/15/16	750	(c)	856,874
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875	10/1/13	200		184,000
Morris Publishing Group LLC, Gtd. Notes	B1	7.00	8/1/13	65		60,044
Nielsen Finance LLC, Sr. Notes	Caa1	10.00	8/1/14	125	(h)	136,250
PRIMEDIA, Inc., Sr. Notes	B2	10.735	5/15/10	200	(i)	206,250
Quebecor World, Inc. (Canada), Sr. Notes	B2	9.75	1/15/15	100	(c)(h)	106,000
Rainbow National Services LLC,
Sr. Notes	B2	8.75	9/1/12	125	(h)	133,438
Sr. Sub. Debs.	B3	10.375	9/1/14	25	(h)	28,063
RH Donnelly Corp., Sr. Notes, Ser. A-3	B3	8.875	1/15/16	225		242,438
RH Donnelley Finance Corp. I, Gtd. Notes (cost $200,000; purchased 11/26/02)	B2	10.875	12/15/12	200	(g)(h)	215,250
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	20		19,250
Sun Media Corp. (Canada), Gtd. Notes	Ba2	7.625	2/15/13	400	(c)	413,000
Universal City Florida Holdings Co., Sr. Notes	B3	10.106	5/1/10	250	(i)	258,125
Univision Communications, Inc.,
Sr. Notes, PIK	B3	9.75	3/15/15	400	(h)	414,000
Vertis, Inc., Sec’d. Notes	B1	9.75	4/1/09	200		205,000

						6,536,563

Metals 7.0%
AK Steel Corp., Gtd. Notes	B2	7.75	6/15/12	150		154,313
Aleris International, Inc.,
Sr. Notes, PIK	B3	9.00	12/15/14	150	(h)	160,500
Sr. Sub. Notes	Caa1	10.00	12/15/16	100	(h)	105,125
Arch Western Finance LLC, Gtd. Notes	B1	6.75	7/1/13	160		159,400
Century Aluminum Co., Gtd. Notes	B1	7.50	8/15/14	300		312,750
Chaparral Steel Co., Gtd. Notes	B1	10.00	7/15/13	430		479,450
FMG Finance Pty Ltd. (Australia),
Sec’d. Notes (cost $147,000; purchased 1/18/07)	Ba3	10.00	9/1/13	140	(c)(g)(h)	157,150
Sec’d. Notes (cost $90,750; purchased 5/22/07)	Ba3	10.625	9/1/16	75	(c)(g)(h)	90,094
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d Notes	Ba3	8.375	4/1/17	275		300,438
Sr. Unsec’d Notes	Ba3	8.564	4/1/15	300	(i)	316,125
Gerdau AmeriSteel Corp. (Canada), Sr. Notes	Ba2	10.375	7/15/11	500	(c)	528,749
Ispat Inland ULC (Canada), Sec’d. Notes	Baa3	9.75	4/1/14	340	(c)	375,622
Metals USA, Inc., Sec’d. Notes	B3	11.125	12/1/15	447		501,757
Novelis, Inc. (Canada), Gtd. Notes	B2	7.25	2/15/15	225	(c)	237,375
PNA Group, Inc., Sr. Notes (cost $175,000; purchased 8/4/06)	B3	10.75	9/1/16	175	(f)(g)(h)	194,250
Ryerson, Inc., Sr. Notes	B3	8.25	12/15/11	135		139,388
United States Steel Corp., Sr. Notes	Baa3	9.75	5/15/10	400		422,000

						4,634,486

Non-Captive Finance 2.6%
General Motors Acceptance Corp.,
Notes	Ba1	6.75	12/1/14	285		284,086
Notes	Ba1	6.875	9/15/11	450		453,394
Notes	Ba1	6.875	8/28/12	950		954,626
GMAC LLC, Unsub. Notes	Ba1	6.625	5/15/12	75		74,632

						1,766,738

Packaging 4.2%
Ball Corp., Gtd. Notes	Ba1	6.625	3/15/18	350		351,750
Berry Plastics Holding Corp.,
Sec’d. Notes	B3	8.875	9/15/14	75		76,875
Sec’d. Notes	B3	9.23	9/15/14	225	(i)	230,344
Crown Americas LLC,
Gtd. Notes	B1	7.625	11/15/13	300		311,250
Gtd. Notes	B1	7.75	11/15/15	250		261,250
Exopack Holding Corp., Gtd. Notes	B3	11.25	2/1/14	150		163,500
Graham Packaging Co., Inc.,
Gtd. Notes	Caa1	8.50	10/15/12	175		178,500
Sub. Notes	Caa1	9.875	10/15/14	125		128,750
Greif, Inc., Sr. Notes	Ba2	6.75	2/1/17	175	(h)	176,750
Owens-Brockway Glass Container, Inc.,
Sec’d. Notes	Ba2	8.75	11/15/12	705		742,012
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	175		173,688

						2,794,669

Paper 3.6%
Bowater Canada Finance Corp. (Canada),
Gtd. Notes	B3	7.95	11/15/11	100	(c)	96,375
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25	2/15/13	275	(c)	277,406
Catalyst Paper Corp. (Canada),

Gtd. Notes, Ser. D	B2	8.625	6/15/11	315	(c)	315,787
Sr. Notes	B2	7.375	3/1/14	100	(c)	94,375
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	300		301,499
Domtar, Inc., (Canada), Notes	B2	7.875	10/15/11	100	(c)	105,000

Georgia-Pacific Corp., Gtd. Notes (cost $275,000; purchased 12/14/06)	Ba3	7.125	1/15/17	275	(g)(h)	274,313
Graphic Packaging International Corp.,
Sr. Notes	B2	8.50	8/15/11	200		208,250
Sr. Sub. Notes	B3	9.50	8/15/13	150		159,563
Norampac, Inc. (Canada), Sr. Notes	Ba3	6.75	6/1/13	110	(c)	108,625
P.H. Glatfelter, Gtd. Notes	Ba1	7.125	5/1/16	40		40,800
Smurfit-Stone Container Enterprises, Inc.,
Sr. Notes	B3	8.00	3/15/17	265		266,988
Sr. Notes	B3	8.375	7/1/12	75		76,500
Stone Container Finance (Canada), Gtd. Notes	B3	7.375	7/15/14	95	(c)(h)	94,050

						2,419,531

Pipelines & Other 5.0%
AmeriGas Partners LP, Sr. Notes	B1	7.125	5/20/16	175		177,188
El Paso Corp., Sr. Notes, M.T.N.	Ba3	7.75	1/15/32	390		427,719
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	5/1/14	50		49,625
Inergy LP,
Gtd. Notes	B1	8.25	3/1/16	50		52,875
Sr. Notes	B1	6.875	12/15/14	150		148,500
Kinder Morgan Finance Co. ULC (Canada),
Gtd. Notes	Ba2	5.70	1/5/16	125	(c)	117,771
Gtd. Notes	Ba2	6.40	1/5/36	175	(c)	160,579
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125	6/15/14	100		104,341
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/1/13	400	(h)	416,000
Williams Cos., Inc. (The),
Debs., Ser. A	Ba2	7.50	1/15/31	100		108,000
Notes	Ba2	7.125	9/1/11	200		209,750
Notes	Ba2	7.75	6/15/31	100		109,500
Notes	Ba2	7.875	9/1/21	245		274,400
Notes	Ba2	8.75	3/15/32	25		29,750
Sr. Unsec’d. Notes	Ba2	8.125	3/15/12	475		517,156
Williams Partners LP, Gtd. Notes	Ba3	7.25	2/1/17	375		397,500

						3,300,654

Retailers 2.3%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00	3/15/14	50		51,125
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50	12/15/13	125		129,375
GSC Holdings Corp., Gtd. Notes	Ba3	8.00	10/1/12	65		69,225
Jean Coutu Group, Inc. (Canada),
Sr. Notes	B3	7.625	8/1/12	50	(c)	52,960
Sr. Sub. Notes	Caa2	8.50	8/1/14	145	(c)	156,517
Neiman-Marcus Group, Inc.,
Gtd. Notes, PIK	B2	9.00	10/15/15	125		137,188
Gtd. Notes	B3	10.375	10/15/15	30		33,750
Pantry, Inc. (The), Sr. Sub. Notes	B3	7.75	2/15/14	165		165,825
Rite Aid Corp., Sec’d. Notes	B3	8.125	5/1/10	545		561,350
Susser Holdings LLC, Gtd. Notes	B2	10.625	12/15/13	134		147,400

						1,504,715

Technology 5.6%
Amkor Technology, Inc., Sr. Notes	B1	7.125	3/15/11	75		73,594
Avago Technologies Finance Wireless (Singapore),
Gtd. Notes	B2	10.125	12/1/13	260	(c)	283,400
Gtd. Notes	Caa1	11.875	12/1/15	75	(c)	85,313
Flextronics International Ltd. (Singapore),
Sr. Sub.Notes	Ba2	6.25	11/15/14	200	(c)	193,500
Freescale Semiconducter, Inc.,
Sr. Notes	B1	8.875	12/15/14	205	(h)	205,256
Sr. Notes, PIK	B1	9.125	12/15/14	1,155	(h)	1,143,449
Sr. Sub Notes	B2	10.125	12/15/16	20	(h)	20,025
Iron Mountain, Inc.,
Gtd. Notes	B3	7.75	1/15/15	250		257,500
Gtd. Notes	B3	8.625	4/1/13	175		179,813
Nortel Networks Ltd. (Canada), Gtd. Notes	B3	4.25	9/1/08	135	(c)	131,625
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, Series WI	B2	9.50	10/15/15	125	(c)(h)	129,375
Sec’d. Notes, Series WI	Ba2	7.875	10/15/14	175	(c)(h)	180,250
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375	10/1/11	150	(c)	148,500
Sensata Technologies BV (Netherlands), Gtd. Notes	Caa1	8.00	5/1/14	300	(c)	303,000
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	300		327,750
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba2	6.75	11/15/11	50	(c)	51,250

						3,713,600

Telecommunications 9.6%
Centennial Communications Corp., Sr. Notes	Caa1	10.00	1/1/13	75		81,375
Cincinnati Bell, Inc.,
Gtd. Notes	Ba3	7.25	7/15/13	75		78,000
Sr. Sub. Notes	B2	8.375	1/15/14	75		76,875
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	205		226,525
Sr. Notes	Ba2	6.25	1/15/13	150		148,500
Sr. Notes	Ba2	9.00	8/15/31	75		81,188
Cricket Communications, Inc., Gtd. Notes	Caa1	9.375	11/1/14	175		185,500
Dobson Cellular Systems, Inc., Sec’d. Notes	Ba2	8.375	11/1/11	250		266,250
Hawaiian Telcom Communications, Inc.,
Gtd. Notes, Ser. B	Caa1	12.50	5/1/15	225		258,750
Level 3 Financing, Inc.,
Gtd. Notes	B3	12.25	3/15/13	575		672,749
Sr. Notes	B3	8.75	2/15/17	175	(h)	179,594
Sr. Notes	B3	9.25	11/1/14	100	(h)	104,375
MetroPCS Wireless, Inc., Sr. Notes	Caa1	9.25	11/1/14	200	(h)	212,000
Nextel Partners, Inc., Gtd. Notes	BBB(d)	8.125	7/1/11	375		390,998
Nordic Telephone Co. Holdings (Denmark),
Sr. Notes	B2	8.875	5/1/16	265	(c)(h)	287,194
Qwest Communications International, Inc.,
Gtd. Notes, Ser. B	Ba3	7.50	2/15/14	65		67,113
Qwest Corp.,
Debs.	Ba1	6.875	9/15/33	250		240,000
Debs.	Ba1	7.50	6/15/23	650		661,374
Notes	Ba1	8.875	3/15/12	125		137,188
Sr. Notes	Ba1	7.50	10/1/14	200		210,500
Sr. Notes	Ba1	7.625	6/15/15	210		222,600
Sr. Notes	Ba1	7.875	9/1/11	150		158,625
Rogers Wireless, Inc. (Canada),

Sec’d. Notes	Baa3	9.625		5/1/11	125	(c)	141,442
Sr. Sub. Notes	Ba1	8.00		12/15/12	200	(c)	211,285
Rural Cellular Corp., Sr. Notes	B3	9.875		2/1/10	135		141,919
Time Warner Telecom Holdings, Inc.,
Gtd. Notes	B3	9.25		2/15/14	100		107,375
Windstream Corp.,
Sr. Notes	Ba3	7.00		3/15/19	500		498,124
Sr. Notes	Ba3	8.625		8/1/16	300		327,750

							6,375,168

Tobacco 0.3%
Reynolds American, Inc., Sec’d. Notes	Ba2	7.625		6/1/16	175		189,580

Total corporate bonds (cost $81,016,509)							83,632,650

SOVEREIGN BONDS 1.4%
Republic of Argentina,
Bonds, F.R.N.	B3	3.00		4/30/13	173	(c)(i)	114,368
Bonds, F.R.N.	B3	5.475		8/3/12	255	(c)(i)	244,707
Republic of Colombia, Notes	Ba2	10.00		1/23/12	200	(c)	235,400
Republic of Philippines, Bonds	B1	9.375		1/18/17	300	(c)	369,749

Total sovereign bonds (cost $903,525)							964,224

					Units
WARRANTS(b)
Sterling Chemical Holdings, Inc., expiring 8/15/08					140	(f)	0
Viasystems Group, Inc., expiring 1/10/31					10,871	(f)	1
XM Satellite Radio, Inc., expiring 3/15/10					150	(f)(h)	0

Total warrants (cost $219,817)							1

Total long-term investments (cost $82,139,851)							84,596,875

					Principal Amount (000)
SHORT-TERM INVESTMENT 2.5%
U.S. GOVERNMENT AGENCY SECURITY
Federal Home Loan Bank,
Discount Note (cost $1,679,000)	A-1+(d)	5.10	%(e)	6/1/07	$1,679		1,678,762

Total Investments(j) 129.5% (cost $83,818,851)(k)							86,275,637
Liabilities in excess of other assets (29.5%)							(19,676,658)

Net Assets 100.0%							$66,598,979

F.R.N. — Floating Rate Note

M.T.N. — Medium Term Note

NR—Not rated by Moody’s or Standard & Poor’s

PIK— Payment in Kind

(a)	Represents issuer in default on interest payment; non-income producing security.
(b)	Non-income producing security.
(c)	US$ denominated foreign securities.
(d)	Standard & Poor’s Rating.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a restricted security; the aggregate cost of such securities is $989,500. The aggregate value of $1,035,827 is approximately 1.6% of net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at May 31, 2007.
(j)	As of May 31, 2007, one security representing $1 and 0.0% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$84,379,751	$3,001,247	$1,105,361	$1,895,886

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 26, 2007

*	Print the name and title of each signing officer under his or her signature.